First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 93.1%
	Auto Components – 0.1%
11,166	Standard Motor Products, Inc.	$438,042
	Banks – 1.3%
21,282	Bank of Hawaii Corp.	1,664,040
80,901	First Hawaiian, Inc.	1,880,948
16,126	International Bancshares Corp.	609,724
		4,154,712
	Biotechnology – 4.9%
11,175	AbbVie, Inc.	1,145,214
83,530	ACADIA Pharmaceuticals, Inc. (a) (b)	4,013,616
4,161	Amgen, Inc. (b)	1,004,590
15,071	Biogen, Inc. (a)	4,259,215
10,933	Gilead Sciences, Inc.	717,205
4,445	Incyte Corp. (a)	398,939
74,644	Intercept Pharmaceuticals, Inc. (a)	2,630,455
1,102	Regeneron Pharmaceuticals, Inc. (a)	555,232
2,604	Vertex Pharmaceuticals, Inc. (a)	596,524
		15,320,990
	Building Products – 5.8%
4,142	CSW Industrials, Inc.	482,626
20,543	Gibraltar Industries, Inc. (a)	1,841,269
21,273	Lennox International, Inc. (b)	5,860,499
63,708	Masco Corp. (b)	3,459,981
45,802	Trane Technologies PLC (b)	6,565,717
		18,210,092
	Chemicals – 6.5%
96,896	Chemours (The) Co.	2,552,241
188,199	Olin Corp. (b)	4,499,838
31,331	Scotts Miracle-Gro (The) Co. (b)	6,936,997
9,278	Sherwin-Williams (The) Co.	6,418,520
		20,407,596
	Commercial Services & Supplies – 0.2%
16,268	HNI Corp.	524,806
	Communications Equipment – 0.8%
8,702	Ubiquiti, Inc.	2,680,129
	Construction Materials – 0.4%
61,339	Forterra, Inc. (a)	1,122,504
	Containers & Packaging – 1.9%
545,104	Amcor PLC (b)	5,963,438
	Diversified Financial Services – 0.7%
9,839	Berkshire Hathaway, Inc., Class B (a)	2,242,013
Shares/ Units	Description	Value

	Diversified Telecommunication Services – 1.7%
57,179	Iridium Communications, Inc. (a)	$2,817,209
192,550	Vonage Holdings Corp. (a)	2,403,024
		5,220,233
	Electric Utilities – 1.5%
5,025	American Electric Power Co., Inc.	406,573
4,672	Duke Energy Corp.	439,168
6,665	Edison International	387,636
3,907	Entergy Corp.	372,454
4,749	Eversource Energy	415,537
10,168	Exelon Corp.	422,582
15,324	FirstEnergy Corp.	471,366
5,695	NextEra Energy, Inc.	460,555
14,770	PPL Corp.	408,686
7,006	Southern (The) Co.	412,794
6,003	Xcel Energy, Inc.	384,132
		4,581,483
	Electrical Equipment – 0.4%
133,627	GrafTech International Ltd.	1,296,182
	Energy Equipment & Services – 0.2%
28,802	Cactus, Inc., Class A	754,612
	Entertainment – 2.1%
2,539	Madison Square Garden (The) Co., Class A (a)	411,039
19,417	Spotify Technology S.A. (a) (b)	6,116,355
		6,527,394
	Food & Staples Retailing – 0.7%
54,972	BJ’s Wholesale Club Holdings, Inc. (a)	2,312,672
	Food Products – 2.2%
93,114	B&G Foods, Inc.	3,545,781
133,842	Nomad Foods Ltd. (a) (b)	3,359,434
		6,905,215
	Health Care Equipment & Supplies – 3.7%
11,536	Abbott Laboratories	1,425,734
1,039	Align Technology, Inc. (a)	545,870
6,122	Baxter International, Inc.	470,353
2,630	Becton Dickinson and Co.	688,508
15,831	Boston Scientific Corp. (a)	561,051
1,113	Cooper (The) Cos., Inc.	405,176
4,685	Danaher Corp.	1,114,280
1,380	DexCom, Inc. (a)	517,293
6,295	Edwards Lifesciences Corp. (a)	519,841
5,366	Hologic, Inc. (a)	427,831
1,085	IDEXX Laboratories, Inc. (a)	519,368
963	Intuitive Surgical, Inc. (a)	719,977

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
9,023	Medtronic PLC	$1,004,531
2,085	ResMed, Inc.	420,273
1,892	STERIS PLC	354,012
2,761	Stryker Corp.	610,209
1,167	Teleflex, Inc.	440,694
1,397	West Pharmaceutical Services, Inc.	418,388
2,907	Zimmer Biomet Holdings, Inc.	446,719
		11,610,108
	Health Care Providers & Services – 5.4%
3,515	AmerisourceBergen Corp.	366,263
2,081	Anthem, Inc. (b)	618,015
6,757	Cardinal Health, Inc.	363,053
7,256	Centene Corp. (a) (b)	437,537
6,151	Chemed Corp.	3,185,603
3,075	Cigna Corp.	667,429
101,489	CVS Health Corp. (b)	7,271,687
3,073	HCA Healthcare, Inc.	499,301
1,364	Humana, Inc.	522,562
1,937	Laboratory Corp of America Holdings (a)	443,399
2,493	McKesson Corp.	434,954
3,034	Quest Diagnostics, Inc.	391,841
5,398	UnitedHealth Group, Inc.	1,800,665
		17,002,309
	Health Care Technology – 1.0%
5,350	Cerner Corp.	428,588
325,798	Multiplan Corp. (a)	2,599,868
		3,028,456
	Hotels, Restaurants & Leisure – 0.4%
19,460	Royal Caribbean Cruises Ltd.	1,264,900
	Household Durables – 2.8%
29,202	Century Communities, Inc. (a)	1,370,742
88,968	Lennar Corp., Class A (b)	7,397,689
		8,768,431
	Household Products – 0.6%
14,090	Procter & Gamble (The) Co.	1,806,479
	Insurance – 3.5%
66,213	Cincinnati Financial Corp. (b)	5,567,851
10,316	Lincoln National Corp.	469,275
22,198	RenaissanceRe Holdings Ltd. (b)	3,339,467
1,437	White Mountains Insurance Group Ltd.	1,465,740
		10,842,333
Shares/ Units	Description	Value

	Interactive Media & Services – 2.9%
1,557	Alphabet, Inc., Class A (a) (b)	$2,845,200
1,522	Alphabet, Inc., Class C (a) (b)	2,793,996
12,954	Facebook, Inc., Class A (a) (b)	3,346,407
		8,985,603
	Internet & Direct Marketing Retail – 2.2%
2,158	Amazon.com, Inc. (a) (b)	6,918,980
	IT Services – 2.2%
27,589	Wix.com Ltd. (a) (b)	6,815,862
	Leisure Products – 1.5%
281,414	Smith & Wesson Brands, Inc. (b)	4,660,216
	Life Sciences Tools & Services – 0.9%
4,245	Agilent Technologies, Inc.	510,122
1,744	Illumina, Inc. (a)	743,711
2,680	IQVIA Holdings, Inc. (a)	476,504
363	Mettler-Toledo International, Inc. (a)	424,020
2,768	PerkinElmer, Inc.	407,090
1,559	Waters Corp. (a)	412,621
		2,974,068
	Machinery – 1.1%
14,345	Franklin Electric Co., Inc.	995,830
43,940	Pentair PLC	2,392,972
		3,388,802
	Media – 0.3%
56,601	Gray Television, Inc. (a)	965,047
	Metals & Mining – 1.4%
6,101	Agnico Eagle Mines Ltd.	426,155
18,920	AngloGold Ashanti Ltd., ADR	443,863
17,314	Barrick Gold Corp.	387,314
3,269	Franco-Nevada Corp.	390,090
56,375	Kinross Gold Corp.	393,498
10,243	Kirkland Lake Gold Ltd.	393,536
6,794	Newmont Corp.	404,922
39,473	Osisko Gold Royalties Ltd.	442,098
3,760	Royal Gold, Inc.	401,869
57,366	Sandstorm Gold Ltd. (a)	370,584
9,900	Wheaton Precious Metals Corp.	406,593
		4,460,522
	Multiline Retail – 2.3%
77,128	Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	7,306,335
	Multi-Utilities – 1.0%
5,374	Ameren Corp.	390,797
6,823	CMS Energy Corp.	388,092
5,449	Consolidated Edison, Inc.	385,680

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
5,163	Dominion Energy, Inc.	$376,331
3,305	DTE Energy Co.	392,370
7,433	Public Service Enterprise Group, Inc.	419,444
3,271	Sempra Energy	404,819
4,355	WEC Energy Group, Inc.	387,160
		3,144,693
	Oil, Gas & Consumable Fuels – 2.4%
107,196	Cimarex Energy Co. (b)	4,521,527
298,761	DHT Holdings, Inc.	1,604,347
164,690	PBF Energy, Inc., Class A	1,394,924
		7,520,798
	Personal Products – 1.0%
28,239	BellRing Brands, Inc., Class A (a)	656,839
10,813	Medifast, Inc.	2,537,487
		3,194,326
	Pharmaceuticals – 3.5%
15,842	Bristol-Myers Squibb Co.	973,174
3,588	Catalent, Inc. (a)	412,799
6,204	Eli Lilly & Co.	1,290,246
14,083	Johnson & Johnson (b)	2,297,360
16,160	Merck & Co, Inc. (b)	1,245,451
36,387	Pfizer, Inc.	1,306,293
34,858	Prestige Consumer Healthcare, Inc. (a)	1,394,320
45,922	Supernus Pharmaceuticals, Inc. (a)	1,349,648
4,216	Zoetis, Inc.	650,318
		10,919,609
	Semiconductors & Semiconductor Equipment – 4.0%
50,017	Analog Devices, Inc. (b)	7,369,005
3,778	NVIDIA Corp.	1,963,011
19,458	Texas Instruments, Inc.	3,223,996
		12,556,012
	Software – 4.3%
15,952	InterDigital, Inc.	1,024,278
37,768	Microsoft Corp. (b)	8,760,665
94,717	SVMK, Inc. (a)	2,387,816
37,278	Vertex, Inc., Class A (a)	1,224,582
		13,397,341
	Specialty Retail – 2.5%
35,930	Camping World Holdings, Inc., Class A	1,227,369
31,877	MarineMax, Inc. (a)	1,333,415
29,965	Sleep Number Corp. (a)	3,228,429
Shares/ Units	Description	Value

	Specialty Retail (Continued)
124,591	Sportsman’s Warehouse Holdings, Inc. (a)	$2,182,834
		7,972,047
	Technology Hardware, Storage & Peripherals – 5.8%
76,205	Apple, Inc. (b)	10,056,012
331,995	HP, Inc. (b)	8,080,758
		18,136,770
	Thrifts & Mortgage Finance – 2.0%
55,902	Flagstar Bancorp, Inc.	2,395,401
362,653	New York Community Bancorp, Inc. (b)	3,793,350
		6,188,751
	Tobacco – 2.4%
164,641	Altria Group, Inc. (b)	6,763,452
58,794	Vector Group Ltd.	690,242
		7,453,694
	Trading Companies & Distributors – 0.5%
30,433	Boise Cascade Co.	1,449,524
	Water Utilities – 0.1%
2,730	American Water Works Co., Inc.	434,125
	Total Common Stocks	291,828,254
	(Cost $269,951,201)
EXCHANGE-TRADED FUNDS – 5.2%
	Capital Markets – 5.2%
13,930	iShares Russell 2000 ETF	2,863,451
47,016	iShares S&P Small-Cap 600 Value ETF	4,061,712
55,693	SPDR S&P 600 Small CapValue ETF	3,919,116
12,526	Vanguard S&P Small-Cap 600 Value ETF	1,871,134
25,460	Vanguard Small-Cap Value ETF	3,694,501
	Total Exchange-Traded Funds	16,409,914
	(Cost $15,833,813)
REAL ESTATE INVESTMENT TRUSTS – 0.6%
	Equity Real Estate Investment Trusts – 0.3%
2,650	Crown Castle International Corp.	422,039
20,391	Office Properties Income Trust	471,848
		893,887

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 0.3%
82,480	ARMOUR Residential REIT, Inc.	$921,301
	Total Real Estate Investment Trusts	1,815,188
	(Cost $1,790,777)
	Total Investments – 98.9%	310,053,356
	(Cost $287,575,791) (c)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (25.9)%
	Aerospace & Defense – (0.7)%
(2,999)	Boeing (The) Co.	(582,376)
(3,942)	Cubic Corp.	(241,172)
(3,036)	General Dynamics Corp.	(445,320)
(842)	Lockheed Martin Corp.	(270,972)
(4,158)	Raytheon Technologies Corp.	(277,463)
(6,255)	Spirit AeroSystems Holdings, Inc., Class A	(211,857)
		(2,029,160)
	Air Freight & Logistics – (0.1)%
(2,234)	CH Robinson Worldwide, Inc.	(191,141)
	Airlines – (0.1)%
(4,561)	Southwest Airlines Co.	(200,410)
	Auto Components – (0.1)%
(12,905)	Adient PLC (a)	(416,702)
	Banks – (0.8)%
(6,153)	First Financial Bankshares, Inc.	(233,076)
(22,487)	Great Western Bancorp, Inc.	(539,688)
(8,590)	Hilltop Holdings, Inc.	(258,044)
(9,920)	JPMorgan Chase & Co.	(1,276,406)
(3,528)	Westamerica BanCorp	(196,933)
		(2,504,147)
	Beverages – (0.7)%
(27,765)	Coca-Cola (The) Co.	(1,336,885)
(5,896)	PepsiCo, Inc.	(805,216)
		(2,142,101)
	Biotechnology – (0.4)%
(14,975)	Akouos, Inc. (a)	(238,402)
(9,032)	Annexon, Inc. (a)	(198,704)
(12,053)	Frequency Therapeutics, Inc. (a)	(469,947)
(6,172)	Nurix Therapeutics, Inc. (a)	(224,537)
		(1,131,590)
	Building Products – (0.3)%
(19,471)	Johnson Controls International PLC	(970,045)
Shares	Description	Value

	Capital Markets – (0.6)%
(21,836)	Focus Financial Partners, Inc., Class A (a)	$(1,038,957)
(6,481)	Intercontinental Exchange, Inc.	(715,178)
		(1,754,135)
	Chemicals – (1.8)%
(6,346)	Air Products & Chemicals, Inc.	(1,692,859)
(5,446)	Ashland Global Holdings, Inc.	(435,625)
(5,653)	Corteva, Inc.	(225,329)
(8,353)	DuPont de Nemours, Inc.	(663,646)
(1,614)	Ecolab, Inc.	(330,079)
(6,585)	Linde PLC	(1,615,959)
(10,327)	Sensient Technologies Corp.	(728,363)
		(5,691,860)
	Commercial Services & Supplies – (0.8)%
(37,787)	ACCO Brands Corp.	(305,697)
(4,087)	MSA Safety, Inc.	(638,063)
(4,383)	Republic Services, Inc.	(396,749)
(2,859)	Stericycle, Inc. (a)	(187,207)
(1,675)	Tetra Tech, Inc.	(203,630)
(9,260)	U.S. Ecology, Inc. (a)	(305,580)
(5,241)	Waste Management, Inc.	(583,428)
		(2,620,354)
	Communications Equipment – (0.2)%
(4,946)	Cisco Systems, Inc.	(220,493)
(50,864)	Harmonic, Inc. (a)	(394,704)
		(615,197)
	Containers & Packaging – (0.4)%
(11,356)	Ball Corp.	(999,555)
(4,333)	Greif, Inc., Class A	(195,678)
		(1,195,233)
	Diversified Consumer Services – (0.1)%
(31,637)	OneSpaWorld Holdings Ltd. (a)	(300,235)
	Diversified Telecommunication Services – (0.5)%
(10,716)	Anterix, Inc. (a)	(388,776)
(7,198)	AT&T, Inc.	(206,079)
(20,152)	Verizon Communications, Inc.	(1,103,322)
		(1,698,177)
	Electric Utilities – (0.4)%
(9,270)	Alliant Energy Corp.	(450,986)
(9,918)	Avangrid, Inc.	(458,906)
(8,036)	Evergy, Inc.	(431,774)
		(1,341,666)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Electrical Equipment – (0.1)%
(3,458)	Eaton Corp PLC	$(407,007)
	Electronic Equipment, Instruments & Components – (0.3)%
(1,645)	Amphenol Corp., Class A	(205,428)
(8,958)	Corning, Inc.	(321,324)
(3,297)	FARO Technologies, Inc. (a)	(232,669)
(5,906)	National Instruments Corp.	(244,508)
		(1,003,929)
	Energy Equipment & Services – (0.4)%
(10,905)	Baker Hughes Co.	(219,081)
(14,880)	Dril-Quip, Inc. (a)	(448,186)
(21,678)	Schlumberger Ltd.	(481,468)
		(1,148,735)
	Entertainment – (1.0)%
(4,801)	Activision Blizzard, Inc.	(436,891)
(10,265)	Live Nation Entertainment, Inc. (a)	(682,110)
(11,572)	Walt Disney (The) Co. (a)	(1,946,063)
		(3,065,064)
	Food & Staples Retailing – (0.4)%
(27,882)	Kroger (The) Co.	(961,929)
(2,120)	Walmart, Inc.	(297,839)
		(1,259,768)
	Food Products – (1.2)%
(37,942)	Flowers Foods, Inc.	(871,148)
(1,543)	Freshpet, Inc. (a)	(214,955)
(15,645)	General Mills, Inc.	(908,975)
(3,143)	Kellogg Co.	(185,248)
(6,628)	Kraft Heinz (The) Co.	(222,104)
(16,211)	Mondelez International, Inc., Class A	(898,738)
(13,408)	Tootsie Roll Industries, Inc.	(530,689)
		(3,831,857)
	Health Care Equipment & Supplies – (0.7)%
(23,587)	Acutus Medical, Inc. (a)	(610,667)
(345)	Atrion Corp.	(224,757)
(5,839)	CryoPort, Inc. (a)	(398,220)
(1,938)	Haemonetics Corp. (a)	(221,494)
(2,254)	Masimo Corp. (a)	(576,844)
(2,188)	Shockwave Medical, Inc. (a)	(253,896)
		(2,285,878)
	Health Care Providers & Services – (0.2)%
(6,238)	1Life Healthcare, Inc. (a)	(315,643)
Shares	Description	Value

	Health Care Providers & Services (Continued)
(13,450)	Premier, Inc., Class A	$(455,551)
		(771,194)
	Health Care Technology – (0.1)%
(5,008)	Phreesia, Inc. (a)	(326,972)
	Hotels, Restaurants & Leisure – (1.4)%
(3,169)	Cracker Barrel Old Country Store, Inc.	(428,797)
(5,085)	Hilton Worldwide Holdings, Inc.	(515,568)
(10,722)	Las Vegas Sands Corp.	(515,621)
(7,645)	McDonald’s Corp.	(1,588,937)
(4,114)	Vail Resorts, Inc.	(1,094,160)
(3,562)	Wynn Resorts Ltd.	(354,526)
		(4,497,609)
	Household Products – (0.4)%
(8,931)	Kimberly-Clark Corp.	(1,179,785)
	Industrial Conglomerates – (1.0)%
(3,367)	3M Co.	(591,447)
(82,499)	General Electric Co.	(881,090)
(8,149)	Honeywell International, Inc.	(1,592,070)
(513)	Roper Technologies, Inc.	(201,563)
		(3,266,170)
	Insurance – (0.1)%
(4,786)	Loews Corp.	(216,758)
	Internet & Direct Marketing Retail – (0.9)%
(203)	Booking Holdings, Inc. (a)	(394,699)
(4,319)	eBay, Inc.	(244,067)
(65,268)	Groupon, Inc. (a)	(2,230,207)
		(2,868,973)
	IT Services – (2.3)%
(2,028)	Akamai Technologies, Inc. (a)	(225,169)
(3,871)	Black Knight, Inc. (a)	(316,222)
(1,817)	Broadridge Financial Solutions, Inc.	(256,760)
(15,731)	DXC Technology Co.	(443,614)
(11,323)	Fidelity National Information Services, Inc.	(1,397,938)
(4,330)	Fiserv, Inc. (a)	(444,648)
(1,997)	Global Payments, Inc.	(352,510)
(3,372)	LiveRamp Holdings, Inc. (a)	(255,294)
(1,373)	Mastercard, Inc., Class A	(434,266)
(5,969)	PayPal Holdings, Inc. (a)	(1,398,596)
(31,952)	Rackspace Technology, Inc. (a)	(738,411)
(16,756)	Verra Mobility Corp. (a)	(214,477)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	IT Services (Continued)
(4,376)	Visa, Inc., Class A	$(845,662)
		(7,323,567)
	Life Sciences Tools & Services – (0.2)%
(679)	Bio-Techne Corp.	(220,614)
(4,373)	NanoString Technologies, Inc. (a)	(306,241)
		(526,855)
	Machinery – (0.4)%
(1,220)	Caterpillar, Inc.	(223,065)
(21,303)	Enerpac Tool Group Corp.	(431,812)
(6,266)	Flowserve Corp.	(222,819)
(6,621)	Kennametal, Inc.	(250,803)
		(1,128,499)
	Media – (0.7)%
(12,736)	Comcast Corp., Class A	(631,324)
(10,744)	Liberty Broadband Corp., Class C (a)	(1,569,161)
		(2,200,485)
	Multiline Retail – (0.4)%
(29,247)	Kohl’s Corp.	(1,288,623)
	Oil, Gas & Consumable Fuels – (0.6)%
(2,421)	Chevron Corp.	(206,269)
(5,413)	ConocoPhillips	(216,683)
(5,443)	Exxon Mobil Corp.	(244,064)
(12,335)	Green Plains, Inc. (a)	(236,955)
(5,794)	Hess Corp.	(312,760)
(17,265)	Occidental Petroleum Corp.	(346,336)
(10,067)	Williams (The) Cos., Inc.	(213,723)
		(1,776,790)
	Personal Products – (0.2)%
(2,667)	Estee Lauder (The) Cos., Inc., Class A	(631,146)
	Pharmaceuticals – (0.1)%
(9,946)	Zogenix, Inc. (a)	(188,576)
	Professional Services – (0.9)%
(11,526)	CBIZ, Inc. (a)	(298,639)
(59,101)	Dun & Bradstreet Holdings, Inc. (a)	(1,397,738)
(1,897)	Equifax, Inc.	(335,978)
(5,325)	Korn Ferry	(242,820)
(3,481)	Verisk Analytics, Inc.	(638,763)
		(2,913,938)
	Real Estate Management & Development – (0.2)%
(38,229)	Kennedy-Wilson Holdings, Inc.	(657,157)
Shares	Description	Value

	Road & Rail – (0.2)%
(1,588)	JB Hunt Transport Services, Inc.	$(213,840)
(1,019)	Norfolk Southern Corp.	(241,116)
(1,016)	Union Pacific Corp.	(200,629)
		(655,585)
	Semiconductors & Semiconductor Equipment – (0.9)%
(6,365)	Cree, Inc. (a)	(643,374)
(484)	Lam Research Corp.	(234,232)
(6,614)	Micron Technology, Inc. (a)	(517,678)
(11,811)	PDF Solutions, Inc. (a)	(228,189)
(1,407)	QUALCOMM, Inc.	(219,886)
(38,240)	Rambus, Inc. (a)	(726,369)
(2,693)	Synaptics, Inc. (a)	(267,199)
		(2,836,927)
	Software – (1.8)%
(23,555)	ACI Worldwide, Inc. (a)	(904,277)
(7,667)	Altair Engineering, Inc., Class A (a)	(428,815)
(649)	ANSYS, Inc. (a)	(229,986)
(1,261)	Autodesk, Inc. (a)	(349,839)
(10,745)	Avaya Holdings Corp. (a)	(238,969)
(3,948)	Blackbaud, Inc.	(262,503)
(3,468)	Ceridian HCM Holding, Inc. (a)	(322,212)
(2,844)	nCino, Inc. (a)	(203,915)
(17,443)	Nuance Communications, Inc. (a)	(794,354)
(10,017)	Oracle Corp.	(605,327)
(6,145)	Pegasystems, Inc.	(783,180)
(1,005)	salesforce.com, Inc. (a)	(226,688)
(1,340)	Splunk, Inc. (a)	(221,140)
(504)	Tyler Technologies, Inc. (a)	(213,086)
		(5,784,291)
	Specialty Retail – (0.1)%
(1,109)	Burlington Stores, Inc. (a)	(276,030)
	Textiles, Apparel & Luxury Goods – (0.2)%
(7,300)	VF Corp.	(561,151)
	Thrifts & Mortgage Finance – (0.1)%
(16,565)	TFS Financial Corp.	(292,704)
	Wireless Telecommunication Services – (0.4)%
(10,360)	Shenandoah Telecommunications Co.	(402,693)
(5,437)	T-Mobile US, Inc. (a)	(685,497)
		(1,088,190)
	Total Common Stocks Sold Short	(81,062,366)
	(Proceeds $76,400,195)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (1.2)%
	Equity Real Estate Investment Trusts – (1.2)%
(1,197)	American Tower Corp.	$(272,150)
(27,940)	Apartment Income REIT Corp.	(1,083,234)
(27,940)	Apartment Investment and Management Co., Class A	(128,245)
(1,470)	Digital Realty Trust, Inc.	(211,606)
(5,212)	Duke Realty Corp.	(206,187)
(279)	Equinix, Inc.	(206,449)
(808)	Essex Property Trust, Inc.	(193,605)
(6,747)	Healthpeak Properties, Inc.	(200,048)
(45,879)	Lexington Realty Trust	(470,260)
(19,620)	Mack-Cali Realty Corp.	(249,763)
(888)	Public Storage	(202,126)
(5,656)	Spirit Realty Capital, Inc.	(218,095)
(19,448)	Sunstone Hotel Investors, Inc.	(208,094)
	Total Real Estate Investment Trusts Sold Short	(3,849,862)
	(Proceeds $4,848,726)
	Total Investments Sold Short – (27.1)%	(84,912,228)
	(Proceeds $81,248,921)
	Net Other Assets and Liabilities – 28.2%	88,490,363
	Net Assets – 100.0%	$313,631,491

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $31,144,066 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,329,808. The net unrealized appreciation was $18,814,258. The amounts presented are inclusive of investments sold short.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 291,828,254	$ 291,828,254	$ —	$ —
Exchange-Traded Funds*	16,409,914	16,409,914	—	—
Real Estate Investment Trusts*	1,815,188	1,815,188	—	—
Total Investments	$ 310,053,356	$ 310,053,356	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (81,062,366)	$ (81,062,366)	$ —	$ —
Real Estate Investment Trusts Sold Short*	(3,849,862)	(3,849,862)	—	—
Total Investments	$ (84,912,228)	$ (84,912,228)	$—	$—

*	See Portfolio of Investments for industry breakout.